AB BOND FUNDS (“Bond Funds”)

  - AB Global Bond Fund

  - AB High Income Fund

  - AB Income Fund

  - AB Limited Duration High Income Portfolio

  - AB Short Duration Income Portfolio

  - AB Tax-Aware Fixed Income Opportunities

    Portfolio

  - AB Total Return Bond Portfolio

  - AB Unconstrained Bond Fund

AB CORPORATE SHARES (“Corporate Shares”)

  - AB Corporate Income Shares

  - AB Municipal Income Shares

  - AB Taxable Multi-Sector Income Shares

  - AB Impact Municipal Income Shares

  - AB Tax-Aware Real Return Income Shares

AB EMERGING MARKETS MULTI-ASSET

PORTFOLIO (“EMMA”)

AB FLEXFEETM EQUITY FUNDS (“FlexFeeTM Equity  Funds”)

   - AB FlexFeeTM Emerging Markets Growth Portfolio

  - AB FlexFeeTM International Strategic Core Portfolio

  - AB FlexFeeTM Large Cap Growth Portfolio

  - AB FlexFeeTM US Thematic Portfolio

AB FLEXFEETM FIXED-INCOME FUNDS

  (“FlexFeeTM Fixed-Income Funds”)

  - AB FlexFeeTM High Yield Portfolio

  - AB FlexFeeTM International Bond Portfolio

AB VARIABLE PRODUCTS SERIES FUND, INC.  (“VPS Funds”)

   - AB Balanced Wealth Strategy Portfolio

  - AB Dynamic Asset Allocation Portfolio

  - AB Global Thematic Growth Portfolio

  - AB Growth and Income Portfolio

  - AB Intermediate Bond Portfolio

  - AB International Growth Portfolio

  - AB International Value Portfolio

  - AB Large Cap Growth Portfolio

  - AB Small Cap Growth Portfolio

  - AB Small-Mid Cap Value Portfolio

  - AB Global Risk Allocation – Moderate Portfolio

AB WEALTH STRATEGIES (“Wealth Strategies”)

  - AB Wealth Appreciation Strategy

  - AB All Market Total Return Portfolio

  - AB Conservative Wealth Strategy

  - AB Tax-Managed Wealth Appreciation Strategy

  - AB Tax-Managed All Market Income Portfolio

SANFORD C. BERNSTEIN FUND II, INC. (“SCBII”)

  - Bernstein Intermediate Duration Institutional

    Portfolio

BERNSTEIN FUND, INC. (“Bernstein Funds”)

  - International Strategic Equities Portfolio

  - International Small Cap Portfolio

  - Small Cap Core Portfolio

SANFORD C. BERNSTEIN FUND, INC.

  (“SCB Funds”)

  - California Municipal Portfolio

  - Diversified Municipal Portfolio

  - Emerging Markets Portfolio

  - Intermediate Duration Portfolio

  - International Portfolio

  - New York Municipal Portfolio

  - Overlay A Portfolio

  - Overlay B Portfolio

  - Short Duration Diversified Municipal Portfolio

  - Short Duration Plus Portfolio

  - Tax-Aware Overlay A Portfolio

  - Tax-Aware Overlay B Portfolio

  - Tax-Aware Overlay C Portfolio

  - Tax-Aware Overlay N Portfolio

  - Tax-Managed International Portfolio

AB INSTITUTIONAL FUNDS (“Institutional Funds”)

  - AB Global Real Estate Investment Fund II

AB INFLATION STRATEGIES (“Inflation Strategies”)

  - AB Bond Inflation Strategy

  - AB Municipal Bond Inflation Strategy

  - AB All Market Real Return Portfolio

AB GOVERNMENT MONEY MARKET PORTFOLIO  (“Government Money Market”)

AB MULTI-MANAGER SELECT RETIREMENT

  FUNDS (“Select Retirement Funds”)

  - AB Multi-Manager Select Retirement Allocation

    Fund

  - AB Multi-Manager Select 2010 Fund

  - AB Multi-Manager Select 2015 Fund

  - AB Multi-Manager Select 2020 Fund

  - AB Multi-Manager Select 2025 Fund

  - AB Multi-Manager Select 2030 Fund

  - AB Multi-Manager Select 2035 Fund

  - AB Multi-Manager Select 2040 Fund

  - AB Multi-Manager Select 2045 Fund

  - AB Multi-Manager Select 2050 Fund

  - AB Multi-Manager Select 2055 Fund

  - AB Multi-Manager Select 2060 Fund

AB EQUITY FUNDS (“Equity Funds”)

  - AB Growth Fund

  - AB Large Cap Growth Fund

  - AB Concentrated Growth Fund

  - AB Discovery Growth Fund

  - AB Small Cap Growth Portfolio

  - AB Select US Equity Portfolio

  - AB Select US Long/Short Portfolio

  - AB Sustainable Global Thematic Fund

  - AB Sustainable International Thematic Fund

  - AB Global Core Equity Portfolio

  - AB International Strategic Core Portfolio

  - AB Concentrated International Growth Portfolio

AB MUNICIPAL INCOME PORTFOLIOS (“Municipal   Portfolios”)

  - AB National Portfolio

  - AB High Income Municipal Portfolio

  - AB Arizona Portfolio

  - AB California Portfolio

  - AB Massachusetts Portfolio

  - AB Minnesota Portfolio

  - AB New Jersey Portfolio

  - AB New York Portfolio

  - AB Ohio Portfolio

  - AB Pennsylvania Portfolio

  - AB Virginia Portfolio

AB VALUE FUNDS (“Value Funds”)

  - AB All China Equity Portfolio

  - AB All Market Income Portfolio

  - AB Core Opportunities Fund

  - AB Discovery Value Fund

  - AB Equity Income Fund

  - AB Global Real Estate Investment Fund

  - AB Global Risk Allocation Fund

  - AB Relative Value Fund

  - AB International Value Fund

  - AB Small Cap Value Portfolio

  - AB Value Fund

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds”.

Supplement dated March 26, 2020 to the following Prospectuses, as amended:

Prospectus	Date
Bernstein Funds and SCB Funds	January 28, 2020
Bond Funds	January 31, 2020
Corporate Shares	August 30, 2019 (November 13, 2019 for AB Tax-Aware Real Return Income Shares)
EMMA	July 31, 2019
Equity Funds	October 31, 2019, as revised November 20, 2019
FlexFeeTM Equity Funds	April 30, 2019
FlexFeeTM Fixed-Income Funds	April 30, 2019
Government Money Market	August 30, 2019
Inflation Strategies	January 31, 2020
Institutional Funds	January 31, 2020
Municipal Portfolios	September 30, 2019
SCBII	January 28, 2020
Select Retirement Funds	November 29, 2019
Value Funds	February 28, 2020
VPS Funds	May 1, 2019
Wealth Strategies	December 31, 2019

* * * * *

For each Fund’s Prospectus other than the Bernstein Funds, SCB Funds, SCB II and Government Money Market Prospectuses, the disclosure below is added after the first paragraph under “Additional Information About the [Fund’s/Funds’/Portfolios’] Risks and Investments”. For the Bernstein Funds, SCB Funds, and SCB II Prospectuses, the disclosure below is added after the first paragraph under “Additional Investment Information, Special Investment Techniques and Related Risks”.

Market Risk

The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Global economies and financial markets are increasingly interconnected, which increases the probabilities that conditions in one country or region might adversely impact issuers in a different country or region. Conditions affecting the general economy, including political, social, or economic instability at the local, regional, or global level may also affect the market value of a security. Health crises, such as pandemic and epidemic diseases, as well as other incidents that interrupt the expected course of events, such as natural disasters, war or civil disturbance, acts of terrorism, power outages and other unforeseeable and external events, and the public response to or fear of such diseases or events, have and may in the future have an adverse effect on a Fund’s investments and net asset value and can lead to increased market volatility.  For example, any preventative or protective actions that governments may take in respect of such diseases or events may result in periods of business disruption, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for a Fund’s portfolio companies.  The occurrence and pendency of such diseases or events could adversely affect the economies and financial markets either in specific countries or worldwide.

For Government Money Market, the following disclosure is added to the Fund’s Prospectus:

MONEY Market FUND Risk

The Fund’s yield will change based on changes in interest rates and other market conditions. Global economies and financial markets are increasingly interconnected, which increases the probabilities that conditions in one country or region might adversely impact issuers in a different country or region. Conditions affecting the general economy, including political, social, or economic instability at the local, regional, or global level may also affect the market value of a security. Health crises, such as pandemic and epidemic diseases, as well as other incidents that interrupt the expected course of events, such as natural disasters, war or civil disturbance, acts of terrorism, power outages and other unforeseeable and external events, and the public response to or fear of such diseases or events, have and may in the future have an adverse effect on the Fund’s investments and net asset value and can lead to increased market volatility.  The occurrence and pendency of such crises or incidents could adversely affect the economies and financial markets either in specific countries or worldwide.

* * * * *

This Supplement should be read in conjunction with the Prospectuses for the Funds.

You should retain this Supplement with your Prospectus(es) for future reference.

The [A/B] Logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

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